Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Other assets.
Claim against the State for CIRR loans and concessionary loans	kr 9,124	kr 3,915
Cash receivables, funding operations	181	960
Other	29	105
Total	kr 9,334	kr 4,980